FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851
                                   ---------

             Franklin Templeton Fund Allocator Series
             ----------------------------------------
        (Exact name of registrant as specified in charter)

          One Franklin Parkway, San Mateo, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/06
                          -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Templeton Fund Allocator Series

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton Conservative Target Fund ................................   3

Franklin Templeton Corefolio Allocation Fund ...............................   4

Franklin Templeton Founding Funds Allocation Fund ..........................   5

Franklin Templeton Growth Target Fund ......................................   6

Franklin Templeton Moderate Target Fund ....................................   7

Franklin Templeton Perspectives Allocation Fund ............................   8

Notes to Statements of Investments .........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                              SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 81.3%
  DOMESTIC EQUITY 28.9%
  Franklin Capital Growth Fund, Advisor Class .......................................       303,283    $  3,545,374
b Franklin Flex Cap Growth Fund, Advisor Class ......................................       424,630      18,178,427
  Franklin Natural Resources Fund, Advisor Class ....................................       134,067       4,741,954
  Franklin Real Estate Securities Fund, Advisor Class ...............................       201,795       5,632,087
b Franklin Small Cap Growth Fund II, Advisor Class ..................................     1,773,515      25,183,912
  Mutual Shares Fund, Class Z .......................................................       676,457      17,236,120
                                                                                                       ------------
                                                                                                         74,517,874
                                                                                                       ------------
  DOMESTIC FIXED INCOME 27.9%
  Franklin Strategic Income Fund, Advisor Class .....................................       475,277       4,828,819
  Franklin Strategic Mortgage Portfolio .............................................     2,632,414      25,060,582
  Franklin Total Return Fund, Advisor Class .........................................     1,821,089      17,864,883
  Franklin U.S. Government Securities Fund, Advisor Class ...........................     3,768,991      24,234,614
                                                                                                       ------------
                                                                                                         71,988,898
                                                                                                       ------------
  FOREIGN EQUITY 12.5%
  Franklin Gold and Precious Metals Fund, Advisor Class .............................       187,668       5,842,095
  Mutual European Fund, Class Z .....................................................       695,131      16,488,518
  Templeton China World Fund, Advisor Class .........................................       156,163       3,846,282
  Templeton Foreign Fund, Advisor Class .............................................       448,412       6,040,109
                                                                                                       ------------
                                                                                                         32,217,004
                                                                                                       ------------
  FOREIGN FIXED INCOME 12.0%
  Templeton Global Bond Fund, Advisor Class .........................................     2,938,283      30,910,741
                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $177,072,280) ...................................                   209,634,517
                                                                                                       ------------
  SHORT TERM INVESTMENT (COST $48,262,312) 18.7%
  MONEY MARKET FUND 18.7%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ..............    48,262,312      48,262,312
                                                                                                       ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $225,334,592) 100.0% ..................                   257,896,829
  OTHER ASSETS, LESS LIABILITIES 0.0% d .............................................                        42,634
                                                                                                       ------------
  NET ASSETS 100.0% .................................................................                  $257,939,463
                                                                                                       ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing.

c     The rate shown is the annualized seven-day yield at period end.

d     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments  |
                                    See Notes to Statements of Investments.  | 3

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                             SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 100.1%
  DOMESTIC EQUITY 75.0%
  Franklin Capital Growth Fund, Advisor Class .......................................    13,167,406    $153,926,974
  Franklin Growth Fund, Advisor Class ...............................................     3,957,671     151,737,104
  Mutual Shares Fund, Class Z .......................................................     5,993,678     152,718,913
                                                                                                       ------------
                                                                                                        458,382,991
                                                                                                       ------------
  FOREIGN EQUITY 25.1%
  Templeton Growth Fund, Inc., Advisor Class ........................................     6,335,448     153,571,259
                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $531,113,042) ...................................                   611,954,250
                                                                                                       ------------
  SHORT TERM INVESTMENTS (COST $103,999) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ..............       103,999         103,999
                                                                                                       ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $531,217,041) 100.1% ..................                   612,058,249
  OTHER ASSETS, LESS LIABILITIES (0.1)% .............................................                      (402,600)
                                                                                                       ------------
  NET ASSETS 100.0% .................................................................                  $611,655,649
                                                                                                       ============

a     See Note 2 regarding investments in Underlying Funds.

b     Rounds to less than 0.1% of net assets.

c     The rate shown is the annualized seven-day yield at period end.


4 | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                                    SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.5%
  DOMESTIC EQUITY 33.2%
  Mutual Shares Fund, Class Z ..................................................      103,183,487    $2,629,115,244
                                                                                                     --------------
  DOMESTIC HYBRID 33.1%
  Franklin Income Fund, Advisor Class ..........................................    1,063,792,157     2,616,928,705
                                                                                                     --------------
  FOREIGN EQUITY 33.2%
  Templeton Growth Fund, Inc., Advisor Class ...................................      108,158,339     2,621,758,127
                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $7,330,623,811) ............................                      7,867,802,076
                                                                                                     --------------
  SHORT TERM INVESTMENTS (COST $12,460,182) 0.2%
  MONEY MARKET FUND 0.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% .........       12,460,182        12,460,182
                                                                                                     --------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $7,343,083,993) 99.7% ............                      7,880,262,258
  OTHER ASSETS, LESS LIABILITIES 0.3% ..........................................                         25,352,442
                                                                                                     --------------
  NET ASSETS 100.0% ............................................................                     $7,905,614,700
                                                                                                     ==============

a     See Note 2 regarding investments in Underlying Funds.

b     The rate shown is the annualized seven-day yield at period end.

                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON GROWTH TARGET FUND                                                    SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 95.4%
  DOMESTIC EQUITY 56.6%
  Franklin Capital Growth Fund, Advisor Class .......................................       848,875    $  9,923,348
b Franklin Flex Cap Growth Fund, Advisor Class ......................................     1,363,343      58,364,700
  Franklin Natural Resources Fund, Advisor Class ....................................       434,238      15,359,019
  Franklin Real Estate Securities Fund, Advisor Class ...............................       592,858      16,546,659
b Franklin Small Cap Growth Fund II, Advisor Class ..................................     5,212,005      74,010,467
  Mutual Shares Fund, Class Z .......................................................     2,000,200      50,965,089
                                                                                                       ------------
                                                                                                        225,169,282
                                                                                                       ------------
  DOMESTIC FIXED INCOME 10.2%
  Franklin Strategic Income Fund, Advisor Class .....................................       261,219       2,653,989
  Franklin Strategic Mortgage Portfolio .............................................     1,450,306      13,806,911
  Franklin Total Return Fund, Advisor Class .........................................     1,102,741      10,817,893
  Franklin U.S. Government Securities Fund, Advisor Class ...........................     2,060,540      13,249,272
                                                                                                       ------------
                                                                                                         40,528,065
                                                                                                       ------------
  FOREIGN EQUITY 24.0%
  Franklin Gold and Precious Metals Fund, Advisor Class .............................       571,416      17,788,180
  Mutual European Fund, Class Z .....................................................     2,032,267      48,205,383
  Templeton China World Fund, Advisor Class .........................................       451,279      11,114,993
  Templeton Foreign Fund, Advisor Class .............................................     1,380,699      18,598,015
                                                                                                       ------------
                                                                                                         95,706,571
                                                                                                       ------------
  FOREIGN FIXED INCOME 4.6%
  Templeton Global Bond Fund, Advisor Class .........................................     1,732,043      18,221,087
                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $293,419,396) ...................................                   379,625,005
                                                                                                       ------------
  SHORT TERM INVESTMENT (COST $19,433,571) 4.9%
  MONEY MARKET FUND 4.9%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ..............    19,433,571      19,433,571
                                                                                                       ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $312,852,967) 100.3% ..................                   399,058,576
  OTHER ASSETS, LESS LIABILITIES (0.3)% .............................................                    (1,155,476)
                                                                                                       ------------
  NET ASSETS 100.0% .................................................................                  $397,903,100
                                                                                                       ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing.

c     The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MODERATE TARGET FUND                                                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 90.5%
  DOMESTIC EQUITY 39.5%
  Franklin Capital Growth Fund, Advisor Class .......................................       649,419    $  7,591,710
b Franklin Flex Cap Growth Fund, Advisor Class ......................................     1,167,669      49,987,910
  Franklin Natural Resources Fund, Advisor Class ....................................       413,879      14,638,892
  Franklin Real Estate Securities Fund, Advisor Class ...............................       533,216      14,882,048
b Franklin Small Cap Growth Fund II, Advisor Class ..................................     4,702,632      66,777,372
  Mutual Shares Fund, Class Z .......................................................     1,792,021      45,660,698
                                                                                                       ------------
                                                                                                        199,538,630
                                                                                                       ------------
  DOMESTIC FIXED INCOME 23.6%
  Franklin Strategic Income Fund, Advisor Class .....................................       732,150       7,438,646
  Franklin Strategic Mortgage Portfolio .............................................     4,195,029      39,936,677
  Franklin Total Return Fund, Advisor Class .........................................     3,103,590      30,446,219
  Franklin U.S. Government Securities Fund, Advisor Class ...........................     6,488,861      41,723,377
                                                                                                       ------------
                                                                                                        119,544,919
                                                                                                       ------------
  FOREIGN EQUITY 16.7%
  Franklin Gold and Precious Metals Fund, Advisor Class .............................       452,711      14,092,888
  Mutual European Fund, Class Z .....................................................     1,876,263      44,504,960
  Templeton China World Fund, Advisor Class .........................................       348,588       8,585,722
  Templeton Foreign Fund, Advisor Class .............................................     1,301,212      17,527,327
                                                                                                       ------------
                                                                                                         84,710,897
                                                                                                       ------------
  FOREIGN FIXED INCOME 10.7%
  Templeton Global Bond Fund, Advisor Class .........................................     5,122,927      53,893,193
                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $376,052,868) ...................................                   457,687,639
                                                                                                       ------------
  SHORT TERM INVESTMENT (COST $47,484,338) 9.4%
  MONEY MARKET FUND 9.4%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ..............    47,484,338      47,484,338
                                                                                                       ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $423,537,206) 99.9% ...................                   505,171,977
  OTHER ASSETS, LESS LIABILITIES 0.1% ...............................................                       427,454
                                                                                                       ------------
  NET ASSETS 100.0% .................................................................                  $505,599,431
                                                                                                       ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing.

c     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                          SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.3%
  DOMESTIC EQUITY 66.2%
b Franklin Flex Cap Growth Fund, Advisor Class ......................................     1,424,469    $ 60,981,507
  Mutual Shares Fund, Class Z .......................................................     2,396,719      61,068,400
                                                                                                       ------------
                                                                                                        122,049,907
                                                                                                       ------------
  FOREIGN EQUITY 33.1%
  Templeton Growth Fund, Inc., Advisor Class ........................................     2,514,564      60,953,035
                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $169,102,757) ...................................                   183,002,942
                                                                                                       ------------
  SHORT TERM INVESTMENTS (COST $445,392) 0.2%
  MONEY MARKET FUND 0.2%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ..............       445,392         445,392
                                                                                                       ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $169,548,149) 99.5% ...................                   183,448,334
  OTHER ASSETS, LESS LIABILITIES 0.5% ...............................................                       860,460
                                                                                                       ------------
  NET ASSETS 100.0% .................................................................                  $184,308,794
                                                                                                       ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing.

c     The rate shown is the annualized seven-day yield at period end.

8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series. All funds included in this report (the Funds) are non-diversified. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).

1. INCOME TAXES

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   --------------------------------------------------------------
                                                   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                      CONSERVATIVE           COREFOLIO           FOUNDING FUNDS
                                                      TARGET FUND         ALLOCATION FUND       ALLOCATION FUND
                                                   --------------------------------------------------------------
Cost of investments ............................      $225,558,784          $531,612,516         $7,344,865,660
                                                   ==============================================================
Unrealized appreciation ........................      $ 34,846,314          $ 80,445,733         $  535,396,598
Unrealized depreciation ........................        (2,508,269)                   --                     --
                                                   --------------------------------------------------------------
Net unrealized appreciation (depreciation) .....      $ 32,338,045          $ 80,445,733         $  535,396,598
                                                   ==============================================================

                                                   --------------------------------------------------------------
                                                   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                        GROWTH                MODERATE            PERSPECTIVES
                                                      TARGET FUND           TARGET FUND         ALLOCATION FUND
                                                   --------------------------------------------------------------
Investments at cost ............................      $314,453,296          $423,957,145         $  169,564,624
                                                   ==============================================================
Unrealized appreciation ........................      $ 85,913,429          $ 85,052,582         $   13,883,710
Unrealized depreciation ........................        (1,308,149)           (3,837,750)                    --
                                                   --------------------------------------------------------------
Net unrealized appreciation (depreciation) .....      $ 84,605,280          $ 81,214,832         $   13,883,710
                                                   ==============================================================

2. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At March 31, 2006, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:


                                         Quarterly Statements of Investments | 9

Franklin Templeton Fund Allocator Series

2. INVESTMENTS IN UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------
 NAME OF ISSUER                                          % OF SHARES HELD
--------------------------------------------------------------------------------
 FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
 Franklin Strategic Mortgage Portfolio                         7.92%
 FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
 Franklin Capital Growth Fund, Advisor Class                   9.60%
 Franklin Growth Fund, Advisor Class                           6.24%
 FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
 Franklin Income Fund, Advisor Class                           6.32%
 Mutual Shares Fund, Class Z                                  15.06%
 Templeton Growth Fund, Inc., Advisor Class                    8.83%
 FRANKLIN TEMPLETON GROWTH TARGET FUND
 Franklin Small Cap Growth Fund II, Advisor Class              5.48%
 FRANKLIN TEMPLETON MODERATE TARGET FUND
 Franklin Strategic Mortgage Portfolio                        12.65%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


10 | Quarterly Statements of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange
Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly
Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment
Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer
- Finance and Administration, and Galen G. Vetter, Chief
Financial Officer.

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006

By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 22, 2006















                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 22, 2006


/S/GALEN G. VETTER
Chief Financial Officer